Long-term investment (Qoros) (Narrative) (Details) $ in Thousands, ¥ in Millions	1 Months Ended										3 Months Ended	12 Months Ended
	Apr. 30, 2021 CNY (¥)	Apr. 30, 2020 USD ($)	Jan. 31, 2019 USD ($)	Jan. 31, 2018 CNY (¥)	Nov. 30, 2015 CNY (¥)	Nov. 30, 2015 USD ($)	Jun. 15, 2015 CNY (¥)	Jun. 15, 2015 USD ($)	Jul. 31, 2012 CNY (¥)	Jul. 31, 2012 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Sep. 30, 2021 USD ($)	Apr. 30, 2021 USD ($)	Apr. 30, 2020 CNY (¥)	Apr. 30, 2020 USD ($)	Jan. 31, 2019 CNY (¥)	Jan. 31, 2019 USD ($)	Jan. 31, 2018 USD ($)	Dec. 30, 2017 CNY (¥)	Jun. 15, 2015 USD ($)	May 12, 2015 CNY (¥)	May 12, 2015 USD ($)	Jul. 31, 2014 CNY (¥)	Jul. 31, 2014 USD ($)	Jul. 31, 2012 USD ($)
Disclosure of associates [line items]
Gain on third party investment in Qoros												$ (251,483)	$ 309,918	$ (7,813)
Borrowings													918,305				$ 1,210,114
Proceeds from sale of subsidiary, net of cash disposed off												$ 0	407	880
Bottom of range [member]
Disclosure of associates [line items]
Gain on third party investment in Qoros														(19,000)
Top of range [member]
Disclosure of associates [line items]
Gain on third party investment in Qoros														$ (71,000)
China, Yuan Renminbi [Member] | Qoros Credit Facility Member [Member] | Spin-Off/November 2015 [Member]
Disclosure of associates [line items]
Borrowings | ¥																¥ 3,000
Qoros bank loans from Chery [Member]
Disclosure of associates [line items]
Release of guarantees															$ 44,000
Qoros bank loans from Chery [Member] | China, Yuan Renminbi [Member]
Disclosure of associates [line items]
Total cash to be received from Chery in connection with repayments | ¥																									¥ 244
Quantum [Member] | Disposal of major subsidiary [Member]
Disclosure of associates [line items]
Proportion of ownership interest in joint venture												12.00%
Chery [Member]
Disclosure of associates [line items]
Release of guarantees						$ 115,000				$ 242,000
Company's back-to-back guarantee obligations following the completion of sale																	16,000
Chery [Member] | China, Yuan Renminbi [Member]
Disclosure of associates [line items]
Release of guarantees | ¥									¥ 1,500
Receipt of guarantees | ¥					¥ 750,000
Chery [Member] | China, Yuan Renminbi [Member] | Qoros Credit Facility Member [Member] | Spin-Off/November 2015 [Member]
Disclosure of associates [line items]
Repayments of borrowings											$ 3,000
Chery [Member] | Disposal of major subsidiary [Member]
Disclosure of associates [line items]
Proportion of ownership interest in joint venture												25.00%
Chery [Member] | Qoros bank loans from Chery [Member]
Disclosure of associates [line items]
Face amount									¥ 3,000																						$ 482,000
Kenon [Member]
Disclosure of associates [line items]
Total consideration transferred																								$ 90,000
Payments due in respect of loan facility																		$ 16,000
Qoros [Member]
Disclosure of associates [line items]
Investments in joint ventures																							$ 235,000
Gain on third party investment in Qoros												$ 153,000
Percentage of interest sold												12.00%
Total consideration transferred																			$ 245,000
Fair value increase in long-term investment																							15,000
Gain loss on fair value assessment													3,000
Aggregate put option value																	68,000
Proportion of ownership interest in associate	12.00%
Fair value loss on investements												$ 235,000
Payments due in respect of loan facility																	$ 71,000
Qoros [Member] | Consortium Loan Agreement [Member]
Disclosure of associates [line items]
Face amount																												$ 108,000
Release of guarantees								$ 54,000
Pledged patents																										$ 500,000
Qoros [Member] | China, Yuan Renminbi [Member]
Disclosure of associates [line items]
Total consideration transferred | ¥	¥ 1,560
Borrowings | ¥																700
Repayments of borrowings											$ 700,000
Amount of loan against pledged shares | ¥																1,200
Payments due in respect of loan facility | ¥																455
Qoros [Member] | China, Yuan Renminbi [Member] | Additional Funding [Member]
Disclosure of associates [line items]
Borrowings																1,200													¥ 1,200	$ 200,000
Qoros [Member] | China, Yuan Renminbi [Member] | EXIM Bank [Member]
Disclosure of associates [line items]
Borrowings | ¥																¥ 1,200
Qoros [Member] | China, Yuan Renminbi [Member] | Consortium Loan Agreement [Member]
Disclosure of associates [line items]
Face amount | ¥																											¥ 700
Release of guarantees | ¥							¥ 350
Pledged patents | ¥							¥ 3,100
Qoros [Member] | Disposal of major subsidiary [Member]
Disclosure of associates [line items]
Proportion of ownership interest in joint venture												63.00%
Qoros [Member] | Remaining interest in Qoros of Kenon [Member]
Disclosure of associates [line items]
Investments in joint ventures																							220,000
Proportion of ownership interest in joint venture			12.00%
Disposal gain			$ 139,000
New Qoros Investor [Member]
Disclosure of associates [line items]
Investments in joint ventures																								1,002,000
Proportion of ownership interest in joint venture				51.00%
Total consideration transferred																								$ 504,000
Sale of remaining interest																					$ 220,000
New Qoros Investor [Member] | China, Yuan Renminbi [Member]
Disclosure of associates [line items]
Investments in joint ventures | ¥				¥ 6,630
Total consideration transferred | ¥				¥ 3,315
Sale of remaining interest | ¥																				¥ 1,560
New Qoros Investor in Qoros [Member]
Disclosure of associates [line items]
Sale of remaining interest																							$ 220,000
New Qoros Investor in Qoros [Member] | China, Yuan Renminbi [Member]
Disclosure of associates [line items]
Sale of remaining interest | ¥																						¥ 1,560
Kenon put option in relation to Qoros [Member]
Disclosure of associates [line items]
Percentage of interest sold			12.00%									12.00%
Kenon remaining interest in Qoros [Member]
Disclosure of associates [line items]
Proportion of ownership interest in joint venture			12.00%											24.00%
Qoros to Chery [Member]
Disclosure of associates [line items]
Aggregate cash payments received by kenon														$ 11,000
Total cash to be received from Chery in connection with repayments													$ 16,000							¥ 244	$ 36,000
Company's back-to-back guarantee obligations following the completion of sale														$ 23,000
Additional cash received from Chery in connection with repayments		$ 6,000
Idan Ofer's ownership interest in Kenon [Member]
Disclosure of associates [line items]
Proportion of ownership interest in joint venture												24.00%
Idan Ofer's ownership interest in Kenon [Member] | Bottom of range [member]
Disclosure of associates [line items]
Proportion of ownership interest in joint venture												36.00%